Exhibit 99.2

AMERICAN HONDA FINANCE CORPORATION

Honda Auto Receivables 2013-3 Owner Trust

Regulation AB - Item 1100 (b)(3) - Supplemental Historical Information

January 2016

Loss and Cumulative Loss information	Current Month		Cumulative
For Assets Experiencing a Loss:	Units	Amount	Units	Amount
Gross Principal on Defaulted Receivables	31	342,709.38	798	12,555,749.31
Liquidation Proceeds and Recoveries on Defaulted Receivables	169	216,632.33	727	7,330,224.01
Net Loss Amount	31	126,077.05	798	5,225,525.30
Net Loss % of Average Portfolio Balance (Annualized)		0.45%
Cumulative Net Loss % of Initial Balance				0.34%
Average Net Loss of Assets Experiencing a Loss				6,548.28